Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill Activity

Goodwill activity during the three months ended June 30, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$508,766	$761,870	$172,938	$1,443,574
TC3 Acquisition	39,622	—	—	39,622
Changes in preliminary purchase price allocation	(108)	(173)	(37)	(318)

Balance at June 30, 2012	$548,280	$761,697	$172,901	$1,482,878

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	508,766	761,870	172,938	1,433,574

Balance at December 31, 2011 (Successor)	$508,766	$761,870	$172,938	$1,433,574

Intangible Assets Subject to Amortization

Intangible assets subject to amortization as of June 30, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18.9	$1,642,000	$(54,950)	$1,587,050
Trade names	19.0	156,530	(5,229)	151,301
Non-compete agreements	4.1	12,800	(1,606)	11,194
Data sublicense agreement	5.3	31,000	(3,491)	27,509
Backlog	0.7	19,000	(9,556)	9,444

Total		$1,861,330	$(74,832)	$1,786,498

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Aggregate Future Amortization Expense for Intangible Assets	Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$56,232
2013	102,908
2014	99,797
2015	99,390
2016	98,804
Thereafter	1,329,367

$1,786,498

Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897